May 7, 2021

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Tax-Exempt Money Fund, Inc. (the “Registrant”)
 on behalf of the following series:

 T. Rowe Price Tax-Exempt Money Fund (the “Acquiring Fund”)

 File No.: 333-__________

Dear Mr. Sutcliffe:

On behalf of the Acquiring Fund, we are hereby filing the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) under Section 8 (a) of the Securities Act of 1933 relating to the proposed reorganizations of the T. Rowe Price California Tax-Free Money Fund and the T. Rowe Price New York Tax-Free Money Fund into the Acquiring Fund.

If you have any questions about this filing, please email me at sara.pak@troweprice.com.

Sincerely,

/s/Sara Pak
Sara Pak, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.